Offerings	Mar. 17, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,116,930.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 982.85
Offering Note	-
Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ (0)
Fee Rate	0.01381%
Amount of Registration Fee	$ (0)
Offering Note	-